Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	92 Months Ended
	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024		Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Jan. 31, 2017	Jan. 03, 2017
C000099381 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 13,146	$ 13,146	$ 13,146		$ 11,694	$ 11,259	$ 12,446	$ 11,269	$ 11,023	$ 10,289	$ 10,028		$ 9,550
Average Annual Return, Percent	7.33%	2.63%	3.64%	[1]
C000099381 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (without sales charge)
Average Annual Return, Percent	12.41%	3.58%	4.26%	[1]
C000099382 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with contingent deferred sales charge)
Account Value	$ 13,059	$ 13,059	$ 13,059		11,713	11,378	12,671	11,569	11,311	10,635	10,443		10,000
Average Annual Return, Percent	10.49%	2.92%	3.55%	[2]
C000099382 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (without contingent deferred sales charge)
Average Annual Return, Percent	11.49%	2.92%	3.55%	[2]
C000099383 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 7,027,266	$ 7,027,266	$ 7,027,266		6,234,859	5,983,939	6,597,881	5,954,669	5,808,830	5,407,643	5,257,287	$ 5,000,000
Average Annual Return, Percent	12.71%	3.88%	4.54%	[3]
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,253	$ 11,253	$ 11,253		10,488	10,614	11,996	12,006	11,276	10,235	10,343	5,000,000	10,000
Average Annual Return, Percent	7.30%	(0.04%)	1.58%	[1],[2],[3]
ICE BofA U S High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Index
Account Value	$ 14,204	$ 14,204	$ 14,204		$ 12,628	$ 11,801	$ 13,175	$ 11,949	$ 11,522	$ 10,810	$ 10,469	$ 5,000,000	$ 10,000
Average Annual Return, Percent	12.48%	4.27%	4.84%	[1],[2],[3]

[1]	Performance of Class A shares of the Fund shown in the graph above is from the inception of Class A shares on 1/3/17 through 8/31/24. Index information shown in the graph above is from 1/3/17 through 8/31/24.
[2]	Performance of Class C shares of the Fund shown in the graph above is from the inception of Class C shares on 1/3/17 through 8/31/24. Index information shown in the graph above is from 1/3/17 through 8/31/24.
[3]	Performance of Class Y shares of the Fund shown in the graph above is from the inception of Class Y shares on 1/3/17 through 8/31/24. Index information shown in the graph above is from 1/3/17 through 8/31/24.